Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000228894
Shareholder Report [Line Items]
Fund Name	One Global ETF
Trading Symbol	FFND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Global ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One Global ETF	$48	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[1]
AssetsNet	$ 107,759,914
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 249,501
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$107,759,914 Number of Portfolio Holdings95 Advisory Fee (net of recoupments)$249,501 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Partnership Shares	0.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Real Estate	0.9%
Communication Services	1.0%
Utilities	1.8%
Materials	1.9%
Energy	4.0%
Consumer Staples	4.2%
Industrials	9.2%
Communications	11.7%
Consumer Discretionary	11.8%
Health Care	12.3%
Financials	14.9%
Technology	23.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.2%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.8%
NVIDIA Corporation	2.2%
Meta Platforms, Inc., Class A	2.2%
Microsoft Corporation	1.9%
JPMorgan Chase & Company	1.6%
Johnson & Johnson	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
Applied Materials, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000233373
Shareholder Report [Line Items]
Fund Name	The Future Fund Long/Short ETF
Trading Symbol	FFLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund/the-future-fund-long-short-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$92	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.84%	[2]
AssetsNet	$ 40,367,433
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 114,459
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,367,433 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$114,459 Portfolio Turnover217%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	266.8%
Special Case Securities	0.0%

Long Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Energy	1.7%
Real Estate	2.1%
Financials	2.4%
Industrials	5.1%
Health Care	13.1%
Consumer Discretionary	15.2%
Communications	21.1%
Technology	22.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	4.8%
NVIDIA Corporation	4.2%
Amazon.com, Inc.	4.1%
Halozyme Therapeutics, Inc.	4.1%
YETI Holdings, Inc.	4.0%
Meta Platforms, Inc., Class A	4.0%
Palo Alto Networks, Inc.	3.5%
Edwards Lifesciences Corporation	3.3%
Salesforce, Inc.	2.9%
ON Semiconductor Corporation	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

[1]	Annualized
[2]	Annualized